UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited)

Shares		Value*
COMMON STOCK—68.6%
	Aerospace & Defense—1.5%
200,000	United Technologies Corp. (a)	$20,874,000

	Automobiles—2.9%
1,479,700	Ford Motor Co. (a)	20,064,732
614,000	General Motors Co. (a)	19,525,200
		39,589,932
	Banks—9.6%
489,300	Citigroup, Inc. (a)	22,644,804
967,900	Fifth Third Bancorp (a)	17,722,249
580,500	JPMorgan Chase & Co. (a)	36,687,600
195,000	PNC Financial Services Group, Inc. (a)	17,117,100
717,000	Wells Fargo & Co. (a)	35,835,660
		130,007,413
	Biotechnology—2.8%
335,000	AbbVie, Inc. (a)	20,435,000
195,000	Gilead Sciences, Inc. (a)	17,200,950
		37,635,950
	Capital Markets—1.1%
150,000	Ameriprise Financial, Inc. (a)	14,385,000

	Chemicals—1.5%
290,900	Celanese Corp., Class A (a)	20,566,630

	Communications Equipment—1.1%
546,900	Cisco Systems, Inc. (a)	15,034,281

	Consumer Finance—1.4%
264,300	Capital One Financial Corp. (a)	19,132,677

	Containers/Packaging—1.4%
429,400	International Paper Co. (a)	18,580,138

	Diversified Telecommunications Services—4.0%
910,000	AT&T, Inc. (a)	35,326,200
365,000	Verizon Communications, Inc. (a)	18,593,100
		53,919,300
	Electric Utilities—1.2%
250,100	American Electric Power Co., Inc. (a)	15,881,350

	Electrical Equipment—1.7%
362,900	Eaton Corp. PLC (a)	22,960,683

	Food & Staples Retailing—2.6%
526,000	Wal-Mart Stores, Inc.	35,173,620

	Health Care Providers & Services—1.6%
297,000	Quest Diagnostics, Inc. (a)	22,325,490

	Household Products—1.3%
229,305	Procter & Gamble Co. (a)	18,371,917

	Insurance—6.7%
355,000	Hartford Financial Services Group, Inc.	15,754,900
865,100	MetLife, Inc. (a)	39,016,010
323,700	The Travelers Cos, Inc. (a)	35,574,630
		90,345,540
	IT Services—2.2%
206,140	International Business Machines Corp. (a)	30,084,071

	Leisure Products—1.6%
696,900	Mattel, Inc. (a)	21,666,621

	Metals & Mining—0.3%
613,335	ArcelorMittal	3,453,076

	Multiline Retail—1.3%
440,900	Macy’s, Inc. (a)	17,455,231

	Multi-Utilities—1.4%
410,000	Public Service Enterprise Group, Inc. (a)	18,913,300

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—10.4%
207,000	Chevron Corp. (a)	$21,151,260
220,000	Exxon Mobil Corp. (a)	19,448,000
813,700	Royal Dutch Shell PLC, Class A, ADR (a)	43,036,593
573,400	Sasol Ltd., ADR (a)	18,801,786
424,600	Total SA, ADR (a)	21,548,450
301,600	Valero Energy Corp. (a)	17,755,192
		141,741,281
	Pharmaceuticals—3.9%
170,000	Johnson & Johnson (a)	19,053,600
526,100	Pfizer, Inc. (a)	17,208,731
311,400	Teva Pharmaceutical Industries Ltd., ADR (a)	16,955,730
		53,218,061
	Road & Rail—1.6%
318,700	Ryder System, Inc. (a)	21,964,804

	Semiconductors & Semiconductor Equipment—0.9%
400,000	Intel Corp. (a)	12,112,000

	Software—1.6%
711,200	CA, Inc. (a)	21,094,192

	Technology Hardware, Storage & Peripherals—1.0%
152,200	Apple, Inc.	14,267,228

	Total Common Stock (cost-$911,871,105)	930,753,786

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—17.3%
	Automobiles—0.9%
$65,000	Fiat Chrysler, 7.875%, 12/15/16	4,732,813
7,500	Tesla Motors, Inc., 0.25%, 3/1/19	7,082,812
		11,815,625
	Biotechnology—0.7%
3,500	Anacor Pharmaceuticals, Inc., 2.00%, 4/15/23 (c)(d)	4,029,375
2,150	Cepheid, 1.25%, 2/1/21	1,854,375
745	Gilead Sciences, Inc., 1.625%, 5/1/16	2,943,942
		8,827,692
	Capital Markets—0.3%
6,615	Walter Investment Management Corp., 4.50%, 11/1/19	4,039,284

	Commercial Services—0.1%
1,640	Cenveo Corp., 7.00%, 5/15/17	762,600

	Communications Equipment—0.3%
2,500	Brocade Communications Systems, Inc., 1.375%, 1/1/20	2,432,812
	Ciena Corp.,
1,000	0.875%, 6/15/17	986,250
500	3.75%, 10/15/18 (c)(d)	563,750
		3,982,812
	Consumer Finance—0.7%
5,000	Encore Capital Group, Inc., 2.875%, 3/15/21	3,843,750
7,130	PRA Group, Inc., 3.00%, 8/1/20	6,158,538
		10,002,288
	Electronic Equipment, Instruments & Components—0.2%
2,840	TTM Technologies, Inc., 1.75%, 12/15/20	2,548,900

	Electrical Equipment—0.2%
4,975	SolarCity Corp., 1.625%, 11/1/19	3,261,734

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Energy Equipment & Services—0.1%
$2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	$1,245,000

	Health Care Equipment & Supplies—0.5%
	Hologic, Inc. (e),
3,750	zero coupon, 12/15/43	4,633,594
55	2.00%, 3/1/42	69,678
2,000	Wright Medical Group, Inc., 2.00%, 2/15/20	1,911,250
		6,614,522
	Health Care Technology—0.3%
4,250	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20	4,393,438

	Household Durables—0.9%
6,500	CalAtlantic Group, Inc., 0.25%, 6/1/19	5,882,500
2,000	KB Home, 1.375%, 2/1/19	1,928,750
2,400	Lennar Corp., 3.25%, 11/15/21	4,650,000
		12,461,250
	Independent Power & Renewable Electricity Producers—0.5%
	NRG Yield, Inc. (c)(d),
4,300	3.25%, 6/1/20	3,913,000
2,500	3.50%, 2/1/19	2,414,063
		6,327,063
	Insurance—0.1%
2,530	AmTrust Financial Services, Inc., 2.75%, 12/15/44	1,924,381

	Internet & Catalog Retail—0.9%
2,230	Ctrip.com International Ltd., 1.00%, 7/1/20 (c)(d)	2,447,425
	Priceline Group, Inc.,
4,000	0.35%, 6/15/20	4,905,000
5,000	0.90%, 9/15/21	5,175,000
		12,527,425
	Internet Software & Services—2.1%
4,000	Akamai Technologies, Inc., zero coupon, 2/15/19	3,870,020
1,500	Cornerstone OnDemand, Inc., 1.50%, 7/1/18	1,505,625
5,000	Gogo, Inc., 3.75%, 3/1/20	3,853,150
3,950	LinkedIn Corp., 0.50%, 11/1/19	3,708,063
12,530	Twitter, Inc., 0.25%, 9/15/19	10,948,087
5,000	Web.com Group, Inc., 1.00%, 8/15/18	4,862,500
		28,747,445
	IT Services—0.3%
4,300	Cardtronics, Inc., 1.00%, 12/1/20	4,321,500

	Life Sciences Tools & Services—0.2%
400	Fluidigm Corp., 2.75%, 2/1/34	253,750
2,500	Illumina, Inc., 0.50%, 6/15/21	2,587,500
		2,841,250
	Machinery—0.6%
4,020	Meritor, Inc., 7.875%, 3/1/26 (e)	4,808,925
4,500	Navistar International Corp., 4.75%, 4/15/19	3,048,750
		7,857,675
	Media—0.3%
1,500	Liberty Media Corp., 1.375%, 10/15/23	1,515,000
2,000	Live Nation Entertainment, Inc., 2.50%, 5/15/19	2,001,250
		3,516,250
	Oil, Gas & Consumable Fuels—0.4%
5,315	Cheniere Energy, Inc., 4.25%, 3/15/45	3,089,344
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	2,794,687
1,000	Energy XXI Ltd., 3.00%, 12/15/18 (f)	5,500
		5,889,531
	Personal Products—0.3%
4,030	Herbalife Ltd., 2.00%, 8/15/19	3,841,114

	Pharmaceuticals—0.8%
4,425	Impax Laboratories, Inc., 2.00%, 6/15/22 (c)(d)	4,118,016
1,600	Jazz Investments I Ltd., 1.875%, 8/15/21	1,788,000
3,800	Teligent, Inc., 3.75%, 12/15/19	3,146,875
885	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,168,753
		10,221,644

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate Investment Trust—0.2%
$2,000	Extra Space Storage LP, 3.125%, 10/1/35 (c)(d)	$2,207,500

	Semiconductors & Semiconductor Equipment—3.2%
4,900	Inphi Corp., 1.125%, 12/1/20 (c)(d)	5,086,813
2,500	Integrated Device Technology, Inc., 0.875%, 11/15/22 (c)(d)	2,342,188
1,610	Intel Corp., 3.25%, 8/1/39	2,451,233
2,400	Lam Research Corp., 1.25%, 5/15/18	3,351,000
6,150	Microchip Technology, Inc., 1.625%, 2/15/25	6,407,531
7,345	Micron Technology, Inc., 3.00%, 11/15/43	5,237,903
20	NVIDIA Corp., 1.00%, 12/1/18	35,737
5,000	NXP Semiconductors NV, 1.00%, 12/1/19	5,687,500
	ON Semiconductor Corp.,
5,000	1.00%, 12/1/20 (c)(d)	4,559,375
2,000	2.625%, 12/15/26	2,133,750
	SunEdison, Inc. (c)(d)(f),
2,915	2.625%, 6/1/23	116,600
3,820	3.375%, 6/1/25	152,800
	SunPower Corp.,
5,000	0.875%, 6/1/21	4,009,375
2,365	4.00%, 1/15/23 (c)(d)	2,297,006
		43,868,811
	Software—1.5%
	FireEye, Inc. (c)(d),
1,000	1.00%, 6/1/35	869,375
4,500	1.625%, 6/1/35	3,735,000
1,000	NetSuite, Inc., 0.25%, 6/1/18	1,001,250
2,950	Nuance Communications, Inc., 1.00%, 12/15/35 (c)(d)	2,680,813
1,500	Proofpoint, Inc., 0.75%, 6/15/20 (c)(d)	1,539,375
2,500	Red Hat, Inc., 0.25%, 10/1/19	3,092,188
450	Salesforce.com, Inc, 0.25%, 4/1/18	568,687
1,700	Take-Two Interactive Software, Inc., 1.00%, 7/1/18	2,791,187
4,500	Verint Systems, Inc., 1.50%, 6/1/21	4,066,875
		20,344,750
	Specialty Retail—0.3%
5,950	Restoration Hardware Holdings, Inc., zero coupon, 7/15/20 (c)(d)	4,503,406

	Technology Hardware, Storage & Peripherals—0.4%
5,345	Electronics For Imaging, Inc., 0.75%, 9/1/19	5,488,647

	Total Convertible Bonds & Notes (cost-$267,963,462)	234,383,537

Shares
CONVERTIBLE PREFERRED STOCK—9.2%
	Banks—0.6%
3,525	Huntington Bancshares, Inc., 8.50% (g)	4,827,470
2,790	Wells Fargo & Co., Ser. L, 7.50% (g)	3,476,340
		8,303,810
	Commercial Services & Supplies—0.3%
45,000	Stericycle, Inc., 5.25%, 9/15/18	3,494,700

	Diversified Financial Services—0.7%
7,665	Bank of America Corp., Ser. L, 7.25% (g)	9,031,669

	Diversified Telecommunications Services—0.9%
110,050	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	11,478,215
50,000	Intelsat SA, 5.75%, 5/1/16	533,500
		12,011,715
	Food Products—1.1%
78,830	Bunge Ltd., 4.875% (g)	7,252,360
15,500	Post Holdings, Inc., 2.50% (g)	2,135,125
72,485	Tyson Foods, Inc., 4.75%, 7/15/17	5,287,056
		14,674,541
	Health Care Providers & Services—0.7%
200,000	Anthem, Inc., 5.25%, 5/1/18	9,270,000

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Shares		Value*
	Independent Power & Renewable Electricity Producers—0.3%
57,635	Dynegy, Inc., 5.375%, 11/1/17	$3,742,817

	Metals & Mining—0.2%
86,935	Alcoa, Inc., 5.375%, 10/1/17	3,310,485

	Multi-Utilities—1.2%
204,100	AES Trust III, 6.75%, 10/15/29	10,429,510
121,500	Dominion Resources, Inc., 6.375%, 7/1/17	5,993,595
		16,423,105
	Oil, Gas & Consumable Fuels—1.1%
45,100	ATP Oil & Gas Corp., 8.00% (b)(c)(d)(f)(g)	5
99,950	Chesapeake Energy Corp., 5.00% (g)	2,748,625
16,265	Energy XXI Ltd., 5.625% (g)	15,777
56,750	Kinder Morgan, Inc., 9.75%, 10/26/18	2,506,080
224,530	Sanchez Energy Corp., 6.50% (g)	4,575,921
54,980	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	1,742,316
66,625	WPX Energy, Inc., 6.25%, 7/31/18	3,149,364
		14,738,088
	Pharmaceuticals—0.9%
8,900	Allergan PLC, Ser. A, 5.50%, 3/1/18	7,222,261
6,225	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	5,578,720
		12,800,981
	Real Estate Investment Trust—0.8%
176,800	Alexandria Real Estate Equities, Inc., 7.00% (g)	5,418,920
	American Tower Corp.,
27,000	5.25%, 5/15/17	2,865,780
10,000	5.50%, 2/15/18	1,036,800
35,385	Welltower, Inc., 6.50% (g)	2,184,316
		11,505,816
	Wireless Telecommunication Services—0.4%
75,000	T-Mobile US, Inc., 5.50%, 12/15/17	5,085,750

	Total Convertible Preferred Stock (cost-$150,524,605)	124,393,477

Principal Amount (000s)
SHORT-TERM INVESTMENT—5.3%
	Time Deposit—5.3%
$72,484	JPMorgan Chase & Co. — New York, 0.15%, 5/2/16 (cost-$72,484,301)	72,484,301

	Total Investments, before call options written (cost-$1,402,843,473)(h)—100.4%	1,362,015,101

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.8)%
	Consumer Discretionary Select Sector SPDR Index, (ASE),
4,500	strike price $79.50, expires 5/6/16	$(236,250)
2,300	strike price $80.50, expires 5/27/16	(165,600)
3,000	strike price $80.50, expires 6/10/16	(292,500)
2,200	strike price $81, expires 6/3/16	(145,200)
	KBW Bank Index, (CBOE),
4,000	strike price $67.50, expires 5/20/16	(950,000)
	NASDAQ 100 Index, (CBOE),
30	strike price $4525, expires 5/27/16	(32,850)
30	strike price $4550, expires 6/3/16	(33,900)
50	strike price $4625, expires 5/20/16	(6,125)
	Philadelphia Oil Services Sector Index, (PHL),
2,000	strike price $175, expires 5/20/16	(1,730,000)
1,700	strike price $195, expires 6/17/16	(510,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
4,000	strike price $67, expires 5/13/16	(1,126,328)
6,000	strike price $68, expires 5/6/16	(1,041,533)
6,000	strike price $69, expires 5/27/16	(1,281,952)
4,000	strike price $71.50, expires 6/10/16	(566,854)
	Standard & Poor’s 500 Index, (CBOE),
200	strike price $2060, expires 5/6/16	(360,000)
200	strike price $2065, expires 5/6/16	(300,000)
200	strike price $2070, expires 5/13/16	(355,000)
200	strike price $2075, expires 5/6/16	(197,000)
200	strike price $2080, expires 5/20/16	(337,000)
200	strike price $2090, expires 5/13/16	(176,000)
200	strike price $2095, expires 5/27/16	(280,000)
200	strike price $2100, expires 5/20/16	(176,000)
100	strike price $2100, expires 5/27/16	(120,000)
150	strike price $2110, expires 6/3/16	(165,750)
150	strike price $2115, expires 6/3/16	(141,750)
	Total Call Options Written (premiums received-$8,494,691)	(10,727,592)

	Total Investments, net of call options written (cost-$1,394,348,782)—99.6%	1,351,287,509
	Other assets less other liabilities—0.4%	5,922,432
	Net Assets—100.0%	$1,357,209,941

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investmrnt Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $47,575,885, representing 3.5% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           In default.

(g)          Perpetual maturity. The date shown, if any, is the next call date.

(h)         At April 30, 2016, the cost basis of portfolio securities (before call options written) for federal tax income purposes was $1,404,456,486. Gross unrealized appreciation was $103,370,148, gross unrealized depreciation was $145,811,533 and net unrealized depreciation was $42,441,385. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

(i)    Transactions in call options written for the three months ended April 30, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	36,590	$7,877,431
Options written	68,785	15,432,839
Options terminated in closing transactions	(19,725)	(9,062,077)
Options expired	(34,840)	(5,132,516)
Options exercised	(9,000)	(620,986)
Options outstanding, April 30, 2016	41,810	$8,494,691

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2016 (unaudited) (continued)

A summary of the inputs used at April 30, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/16
Investments in Securities - Assets
Common Stock	$930,753,786	$—	$—	$930,753,786
Convertible Bonds & Notes	—	234,383,537	—	234,383,537
Convertible Preferred Stock:
Food Products	5,287,056	9,387,485	—	14,674,541
Oil, Gas & Consumable Fuels	7,397,760	7,340,328	—	14,738,088
Pharmaceuticals	7,222,261	5,578,720	—	12,800,981
All Other	82,179,867	—	—	82,179,867
Short-Term Investment	—	72,484,301	—	72,484,301
	1,032,840,730	329,174,371	—	1,362,015,101
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(6,710,925)	$(4,016,667)	$—	$(10,727,592)
Totals	$1,026,129,805	$325,157,704	$—	$1,351,287,509

At April 30, 2016, the Fund had no transfers between levels.

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

PHL — Philadelphia Stock Exchange

SPDR — Standard & Poor’s Depository Receipt

Item 2. Controls and Procedures

(a)         The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: June 21, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: June 21, 2016